Label	Element	Value
Risk/Return:	dvt_RiskReturn1Abstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2018
Registrant Name	dei_EntityRegistrantName	DELAWARE VIP TRUST
Central Index Key	dei_EntityCentralIndexKey	0000814230
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug. 29, 2019
Document Effective Date	dei_DocumentEffectiveDate	Aug. 29, 2019
Prospectus Date	rr_ProspectusDate	Apr. 30, 2019
DELAWARE VIP EMERGING MARKETS SERIES | STANDARD CLASS
Risk/Return:	dvt_RiskReturn1Abstract
Supplement to Prospectus	rr_SupplementToProspectusTextBlock

DELAWARE VIP® TRUST

Delaware VIP Emerging Markets Series (the “Series”)

Supplement to the current Series’ Standard Class and Service Class Statutory Prospectuses (the “Prospectus”)

and Statement of Additional Information (the “SAI”)

The Board of Trustees (“Trustees” or “Board”) of Delaware VIP Trust (the “Trust”) approved the appointment of Macquarie Investment Management Global Limited (“MIMGL”) and Macquarie Funds Management Hong Kong Limited (“MFMHKL”) to serve as sub-advisors and provide certain sub-advisory services to the Series from time to time at the discretion of Delaware Management Company (the “Manager”).

In connection therewith, the following replaces the information in the section of the Series’ Prospectus entitled “Series summary — What are the Series’ principal investment strategies?”:

The Series invests primarily in a broad range of equity securities of companies located in emerging market countries. Emerging market countries include those currently considered to be developing by the World Bank, the United Nations, or the countries’ governments. These countries typically are located in the Asia-Pacific region, Eastern Europe, the Middle East, Central America, South America, and Africa. Under normal circumstances, at least 80% of the Series’ net assets, plus the amount of any borrowings for investment purposes, will be invested in emerging market issuers (80% policy). The Series may invest in companies of any size and may invest more than 25% of its total assets in the securities of issuers located in the same country.

Although the Series invests primarily in companies from countries considered to be emerging, the Series will also invest in companies that are not in emerging countries: (1) if the Manager believes that the performance of a company or its industry will be influenced by opportunities in the emerging markets; (2) to maintain exposure to industry segments where the Manager believes there are not satisfactory investment opportunities in emerging countries; and (3) if the Manager believes there is the potential for significant benefit to the Series.

The Manager believes that although market price and intrinsic business value are positively correlated in the long run, short-term divergences can emerge. The Series seeks to take advantage of these divergences through a fundamental, bottom-up approach. The Series invests in securities of companies with sustainable franchises when they are trading at a discount to the portfolio manager’s intrinsic value estimate for that security.

The Manager may permit its affiliates, Macquarie Investment Management Global Limited (MIMGL) and Macquarie Funds Management Hong Kong Limited, to execute Series security trades on behalf of the Manager. The Manager may also seek quantitative support from MIMGL.

The Series defines sustainable franchises as those companies with potential to earn excess returns above their cost of capital over the long run. Sustainability analysis involves identification of a company’s source of competitive advantage and the ability of its management to maximize its return potential. The Series prefers companies with large market opportunities in which to deploy capital, providing opportunities to grow faster than the overall economy.

Intrinsic value assessment is quantitatively determined through a variety of valuation methods including discounted cash flow, replacement cost, private market transaction, and multiples analysis.

The Series’ 80% policy is nonfundamental and may be changed without shareholder approval. Series shareholders would be given at least 60 days’ notice prior to any such change.

The following information is added into the section of the Series’ Prospectus entitled “Series summary — Who manages the Series?”:

Sub-advisors

Macquarie Investment Management Global Limited

Macquarie Funds Management Hong Kong Limited

The following replaces the information in the section of the Series’ Prospectus entitled "How we manage the Series — Our principal investment strategies”:

The Series seeks long-term capital appreciation. The Series may invest in a broad range of equity securities, including common or ordinary stocks, preferred stocks, and securities convertible into common or ordinary stocks. The Series may also invest in foreign companies through sponsored or unsponsored depositary receipts, which are receipts typically issued by a bank or trust company evidencing ownership of underlying securities issued by a foreign company. The Series may invest in securities issued in any currency and may hold foreign currency. The Series invests primarily in equity securities of issuers from emerging foreign countries. These countries are generally recognized to be an emerging or developing country by the international financial community.

The Manager believes that although market price and intrinsic business value are positively correlated in the long run, short-term divergences can emerge. The Series seeks to take advantage of these divergences through a fundamental, bottom-up approach. The Series invests in securities of companies with sustainable franchises when they are trading at a discount to the portfolio manager’s intrinsic value estimate for that security.

The Series defines sustainable franchises as those companies with potential to earn excess returns above their cost of capital over the long run. Sustainability analysis involves identification of a company’s source of competitive advantage and the ability of its management to maximize its return potential. The Series prefers companies with large market opportunities in which to deploy capital, providing opportunities to grow faster than the overall economy.

Intrinsic value assessment is quantitatively determined through a variety of valuation methods including discounted cash flow, replacement cost, private market transaction, and multiples analysis.

The Manager may permit its affiliates, Macquarie Investment Management Global Limited (MIMGL) and Macquarie Funds Management Hong Kong Limited, to execute Series security trades on behalf of the Manager. The Manager may also seek quantitative support from MIMGL.

The Series’ investment objective is nonfundamental. This means that the Series’ Board of Trustees (Board) may change the objective without obtaining shareholder approval. If the objective were changed, the Series would notify shareholders at least 60 days before the change became effective.

The following information is added after the section of the Series’ Prospectus entitled “Who manages the Series — Investment manager”:

Sub-advisors

Macquarie Investment Management Global Limited (MIMGL), is located at 50 Martin Place, Sydney, Australia. MIMGL is an affiliate of the Manager and a part of Macquarie Investment Management (MIM). MIM is the marketing name for certain companies comprising the asset management division of Macquarie Group Limited. As of March 31, 2019, MIM managed more than $246.4 billion in assets for institutional and individual clients. As of March 31, 2019, MIMGL managed more than $123.17 million in assets for institutional and individual clients. Although the Manager has principal responsibility for the Manager’s portion of the Series, the Manager may seek quantitative support from MIMGL and the Manager may also permit MIMGL to execute Series security trades on behalf of the Manager.

Macquarie Funds Management Hong Kong Limited (MFMHKL), located at Level 18, One International Finance Centre, One Harbour View Street, Central, Hong Kong. MFMHKL is an affiliate of the Manager and a part of MIM. Although the Manager has principal responsibility for the Manager’s portion of the Series, the Manager may permit MFMHKL to execute Series security trades on behalf of the Manager.

The following information is added after the section of the SAI entitled “Investment Manager and Other Service Providers — Investment Manager”:

Sub-Advisors

The Manager has also entered into Sub-Advisory Agreements on behalf of the Series with Macquarie Investment Management Global Limited and Macquarie Funds Management Hong Kong Limited, each of which is an affiliate of the Manager (“Affiliated Sub-Advisor”). Pursuant to the terms of the relevant Sub-Advisory Agreement, the investment sub-advisory fee is paid by the Manager to each Affiliated Sub-advisor based on the extent to which an Affiliated Sub-Advisor provides services to the Series.

Because everyone's tax situation is unique, you should consult your tax professional about federal, state, local, or foreign tax consequences before making an investment in the Series.

Delaware Management Company (Manager) is an indirect wholly owned subsidiary of Macquarie Group Limited (MGL). Other than Macquarie Bank Limited (MBL), a subsidiary of MGL and an affiliate of the Manager, none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Series is governed by US laws and regulations.

Please keep this Supplement for future reference.

This Supplement is dated August 29, 2019.

Strategy	rr_StrategyHeading	What are the Series’ principal investment strategies?
Strategy Narrative	rr_StrategyNarrativeTextBlock

The Series invests primarily in a broad range of equity securities of companies located in emerging market countries. Emerging market countries include those currently considered to be developing by the World Bank, the United Nations, or the countries’ governments. These countries typically are located in the Asia-Pacific region, Eastern Europe, the Middle East, Central America, South America, and Africa. Under normal circumstances, at least 80% of the Series’ net assets, plus the amount of any borrowings for investment purposes, will be invested in emerging market issuers (80% policy). The Series may invest in companies of any size and may invest more than 25% of its total assets in the securities of issuers located in the same country.

Although the Series invests primarily in companies from countries considered to be emerging, the Series will also invest in companies that are not in emerging countries: (1) if the Manager believes that the performance of a company or its industry will be influenced by opportunities in the emerging markets; (2) to maintain exposure to industry segments where the Manager believes there are not satisfactory investment opportunities in emerging countries; and (3) if the Manager believes there is the potential for significant benefit to the Series.

The Manager believes that although market price and intrinsic business value are positively correlated in the long run, short-term divergences can emerge. The Series seeks to take advantage of these divergences through a fundamental, bottom-up approach. The Series invests in securities of companies with sustainable franchises when they are trading at a discount to the portfolio manager’s intrinsic value estimate for that security.

The Manager may permit its affiliates, Macquarie Investment Management Global Limited (MIMGL) and Macquarie Funds Management Hong Kong Limited, to execute Series security trades on behalf of the Manager. The Manager may also seek quantitative support from MIMGL.

The Series defines sustainable franchises as those companies with potential to earn excess returns above their cost of capital over the long run. Sustainability analysis involves identification of a company’s source of competitive advantage and the ability of its management to maximize its return potential. The Series prefers companies with large market opportunities in which to deploy capital, providing opportunities to grow faster than the overall economy.

Intrinsic value assessment is quantitatively determined through a variety of valuation methods including discounted cash flow, replacement cost, private market transaction, and multiples analysis.

The Series’ 80% policy is nonfundamental and may be changed without shareholder approval. Series shareholders would be given at least 60 days’ notice prior to any such change.

Strategy Portfolio Concentration	rr_StrategyPortfolioConcentration	Under normal circumstances, at least 80% of the Series’ net assets, plus the amount of any borrowings for investment purposes, will be invested in emerging market issuers (80% policy).
DELAWARE VIP EMERGING MARKETS SERIES | SERVICE CLASS
Risk/Return:	dvt_RiskReturn1Abstract
Supplement to Prospectus	rr_SupplementToProspectusTextBlock

DELAWARE VIP® TRUST

Delaware VIP Emerging Markets Series (the “Series”)

Supplement to the current Series’ Standard Class and Service Class Statutory Prospectuses (the “Prospectus”)

and Statement of Additional Information (the “SAI”)

The Board of Trustees (“Trustees” or “Board”) of Delaware VIP Trust (the “Trust”) approved the appointment of Macquarie Investment Management Global Limited (“MIMGL”) and Macquarie Funds Management Hong Kong Limited (“MFMHKL”) to serve as sub-advisors and provide certain sub-advisory services to the Series from time to time at the discretion of Delaware Management Company (the “Manager”).

In connection therewith, the following replaces the information in the section of the Series’ Prospectus entitled “Series summary — What are the Series’ principal investment strategies?”:

The Series invests primarily in a broad range of equity securities of companies located in emerging market countries. Emerging market countries include those currently considered to be developing by the World Bank, the United Nations, or the countries’ governments. These countries typically are located in the Asia-Pacific region, Eastern Europe, the Middle East, Central America, South America, and Africa. Under normal circumstances, at least 80% of the Series’ net assets, plus the amount of any borrowings for investment purposes, will be invested in emerging market issuers (80% policy). The Series may invest in companies of any size and may invest more than 25% of its total assets in the securities of issuers located in the same country.

Although the Series invests primarily in companies from countries considered to be emerging, the Series will also invest in companies that are not in emerging countries: (1) if the Manager believes that the performance of a company or its industry will be influenced by opportunities in the emerging markets; (2) to maintain exposure to industry segments where the Manager believes there are not satisfactory investment opportunities in emerging countries; and (3) if the Manager believes there is the potential for significant benefit to the Series.

The Manager believes that although market price and intrinsic business value are positively correlated in the long run, short-term divergences can emerge. The Series seeks to take advantage of these divergences through a fundamental, bottom-up approach. The Series invests in securities of companies with sustainable franchises when they are trading at a discount to the portfolio manager’s intrinsic value estimate for that security.

The Manager may permit its affiliates, Macquarie Investment Management Global Limited (MIMGL) and Macquarie Funds Management Hong Kong Limited, to execute Series security trades on behalf of the Manager. The Manager may also seek quantitative support from MIMGL.

The Series defines sustainable franchises as those companies with potential to earn excess returns above their cost of capital over the long run. Sustainability analysis involves identification of a company’s source of competitive advantage and the ability of its management to maximize its return potential. The Series prefers companies with large market opportunities in which to deploy capital, providing opportunities to grow faster than the overall economy.

Intrinsic value assessment is quantitatively determined through a variety of valuation methods including discounted cash flow, replacement cost, private market transaction, and multiples analysis.

The Series’ 80% policy is nonfundamental and may be changed without shareholder approval. Series shareholders would be given at least 60 days’ notice prior to any such change.

The following information is added into the section of the Series’ Prospectus entitled “Series summary — Who manages the Series?”:

Sub-advisors

Macquarie Investment Management Global Limited

Macquarie Funds Management Hong Kong Limited

The following replaces the information in the section of the Series’ Prospectus entitled "How we manage the Series — Our principal investment strategies”:

The Series seeks long-term capital appreciation. The Series may invest in a broad range of equity securities, including common or ordinary stocks, preferred stocks, and securities convertible into common or ordinary stocks. The Series may also invest in foreign companies through sponsored or unsponsored depositary receipts, which are receipts typically issued by a bank or trust company evidencing ownership of underlying securities issued by a foreign company. The Series may invest in securities issued in any currency and may hold foreign currency. The Series invests primarily in equity securities of issuers from emerging foreign countries. These countries are generally recognized to be an emerging or developing country by the international financial community.

The Manager believes that although market price and intrinsic business value are positively correlated in the long run, short-term divergences can emerge. The Series seeks to take advantage of these divergences through a fundamental, bottom-up approach. The Series invests in securities of companies with sustainable franchises when they are trading at a discount to the portfolio manager’s intrinsic value estimate for that security.

The Series defines sustainable franchises as those companies with potential to earn excess returns above their cost of capital over the long run. Sustainability analysis involves identification of a company’s source of competitive advantage and the ability of its management to maximize its return potential. The Series prefers companies with large market opportunities in which to deploy capital, providing opportunities to grow faster than the overall economy.

Intrinsic value assessment is quantitatively determined through a variety of valuation methods including discounted cash flow, replacement cost, private market transaction, and multiples analysis.

The Manager may permit its affiliates, Macquarie Investment Management Global Limited (MIMGL) and Macquarie Funds Management Hong Kong Limited, to execute Series security trades on behalf of the Manager. The Manager may also seek quantitative support from MIMGL.

The Series’ investment objective is nonfundamental. This means that the Series’ Board of Trustees (Board) may change the objective without obtaining shareholder approval. If the objective were changed, the Series would notify shareholders at least 60 days before the change became effective.

The following information is added after the section of the Series’ Prospectus entitled “Who manages the Series — Investment manager”:

Sub-advisors

Macquarie Investment Management Global Limited (MIMGL), is located at 50 Martin Place, Sydney, Australia. MIMGL is an affiliate of the Manager and a part of Macquarie Investment Management (MIM). MIM is the marketing name for certain companies comprising the asset management division of Macquarie Group Limited. As of March 31, 2019, MIM managed more than $246.4 billion in assets for institutional and individual clients. As of March 31, 2019, MIMGL managed more than $123.17 million in assets for institutional and individual clients. Although the Manager has principal responsibility for the Manager’s portion of the Series, the Manager may seek quantitative support from MIMGL and the Manager may also permit MIMGL to execute Series security trades on behalf of the Manager.

Macquarie Funds Management Hong Kong Limited (MFMHKL), located at Level 18, One International Finance Centre, One Harbour View Street, Central, Hong Kong. MFMHKL is an affiliate of the Manager and a part of MIM. Although the Manager has principal responsibility for the Manager’s portion of the Series, the Manager may permit MFMHKL to execute Series security trades on behalf of the Manager.

The following information is added after the section of the SAI entitled “Investment Manager and Other Service Providers — Investment Manager”:

Sub-Advisors

The Manager has also entered into Sub-Advisory Agreements on behalf of the Series with Macquarie Investment Management Global Limited and Macquarie Funds Management Hong Kong Limited, each of which is an affiliate of the Manager (“Affiliated Sub-Advisor”). Pursuant to the terms of the relevant Sub-Advisory Agreement, the investment sub-advisory fee is paid by the Manager to each Affiliated Sub-advisor based on the extent to which an Affiliated Sub-Advisor provides services to the Series.

Because everyone's tax situation is unique, you should consult your tax professional about federal, state, local, or foreign tax consequences before making an investment in the Series.

Delaware Management Company (Manager) is an indirect wholly owned subsidiary of Macquarie Group Limited (MGL). Other than Macquarie Bank Limited (MBL), a subsidiary of MGL and an affiliate of the Manager, none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Series is governed by US laws and regulations.

Please keep this Supplement for future reference.

This Supplement is dated August 29, 2019.

Strategy	rr_StrategyHeading	What are the Series’ principal investment strategies?
Strategy Narrative	rr_StrategyNarrativeTextBlock

The Series invests primarily in a broad range of equity securities of companies located in emerging market countries. Emerging market countries include those currently considered to be developing by the World Bank, the United Nations, or the countries’ governments. These countries typically are located in the Asia-Pacific region, Eastern Europe, the Middle East, Central America, South America, and Africa. Under normal circumstances, at least 80% of the Series’ net assets, plus the amount of any borrowings for investment purposes, will be invested in emerging market issuers (80% policy). The Series may invest in companies of any size and may invest more than 25% of its total assets in the securities of issuers located in the same country.

Although the Series invests primarily in companies from countries considered to be emerging, the Series will also invest in companies that are not in emerging countries: (1) if the Manager believes that the performance of a company or its industry will be influenced by opportunities in the emerging markets; (2) to maintain exposure to industry segments where the Manager believes there are not satisfactory investment opportunities in emerging countries; and (3) if the Manager believes there is the potential for significant benefit to the Series.

The Manager believes that although market price and intrinsic business value are positively correlated in the long run, short-term divergences can emerge. The Series seeks to take advantage of these divergences through a fundamental, bottom-up approach. The Series invests in securities of companies with sustainable franchises when they are trading at a discount to the portfolio manager’s intrinsic value estimate for that security.

The Manager may permit its affiliates, Macquarie Investment Management Global Limited (MIMGL) and Macquarie Funds Management Hong Kong Limited, to execute Series security trades on behalf of the Manager. The Manager may also seek quantitative support from MIMGL.

The Series defines sustainable franchises as those companies with potential to earn excess returns above their cost of capital over the long run. Sustainability analysis involves identification of a company’s source of competitive advantage and the ability of its management to maximize its return potential. The Series prefers companies with large market opportunities in which to deploy capital, providing opportunities to grow faster than the overall economy.

Intrinsic value assessment is quantitatively determined through a variety of valuation methods including discounted cash flow, replacement cost, private market transaction, and multiples analysis.

The Series’ 80% policy is nonfundamental and may be changed without shareholder approval. Series shareholders would be given at least 60 days’ notice prior to any such change.

Strategy Portfolio Concentration	rr_StrategyPortfolioConcentration	Under normal circumstances, at least 80% of the Series’ net assets, plus the amount of any borrowings for investment purposes, will be invested in emerging market issuers (80% policy).